As filed with the Securities and Exchange Commission on June 5, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA Mutuals
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
 (Address of principal executive offices) (Zip code)

Emily R. Enslow
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

USA Mutuals Vice Fund
Institutional Class Shares (VICVX)
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)

Annual Report
March 31, 2017

USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone:  1-866-264-8783
Web:  www.USAMutuals.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

PORTFOLIO OF INVESTMENTS	11

SCHEDULE OF OPTIONS WRITTEN	14

STATEMENT OF ASSETS AND LIABILITIES	16

STATEMENT OF OPERATIONS	18

STATEMENTS OF CHANGES IN NET ASSETS	19

FINANCIAL HIGHLIGHTS	21

NOTES TO FINANCIAL STATEMENTS	28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	43

ADDITIONAL INFORMATION	44

LETTER TO SHAREHOLDERS

Dear Shareholder:

Financial Conditions During Fiscal Year Period
During the fiscal year ended March 31, 2017, the Federal Reserve (the “Fed”) increased the benchmark Federal Funds rate two times, and gave guidance that they may increase the rate further in 2017. As of March 31, 2017, the balance sheet of the Fed had held steady at $4.47 trillion for the fiscal year period. The total debt issued by the U.S. Treasury reached $19.846 trillion (an increase of $582 billion over the fiscal year). The Fed’s balance sheet continued to support the U.S. equity and bond markets and the U.S. Government’s annual deficits are not forecasted to subside in the future. Economic growth has not benefitted from the historic Fed accommodation and epic government spending.

Historical Market Performance of the Fund
During the fiscal year ended March 31, 2017, the S&P 500 Index returned 17.17%. During the same period the Vice Fund Investor Class was up 12.15%, the Vice Fund Class A (without sales charge) was up 12.17%, the Vice Fund Class C (without sales charge) was up 11.32% and the Vice Fund Institutional Class was up 12.47%. The Vice Fund’s under-performance to the S&P 500 Index can be attributed to the post-election period. During the fiscal year prior to November 8, 2016, all classes of the Vice Fund were performing better than the S&P 500 Index. Post-election (November 8, 2016 to March 31, 2017), the Vice Fund underperformed the S&P 500 Index due to the weakness in the Alcohol and Aerospace Defense sectors. The post-election period saw market participants purchase financials, technology and industrial stocks, selling the Consumer Staples sector where Alcohol and Tobacco companies reside.

The Gaming sector was the only sector to outperform the market over the fiscal year ended March 31, 2017, after two consecutive fiscal years of underperformance. Galaxy Entertainment LTD was the best performing holding in Gaming. The Tobacco sector was the second best performing sector, with Reynolds American up almost 30% due to its acquisition by British American Tobacco. Aerospace Defense slightly underperformed the S&P 500 Index as defense programs funding seemed to carry a greater influence during this fiscal year than previous fiscal years. The Alcohol sector saw the weakest performance during the fiscal year, as all holdings underperformed the S&P 500 Index, with Boston Beer Company, maker of Sam Adams, being the weakest performer. During the course of the fiscal year, equity options were used to generate additional income for the Vice Fund.

Outlook
The Fed seeks to “normalize” interest rates over the next few years. During that period, it is incumbent on the U.S. economy to grow more than 2%, in order to generate the revenue needed to address the debt issued by the U.S. Government. Increasing interest rates will increase the Federal deficit and unless there is substantially more economic growth, it will be hard to retire maturing debt. The equity markets have responded well from the “financial crisis” of 2008/2009, yet if Congress does not seriously consider spending limits and budget responsibility, then the next crisis that comes about could be harder to respond to. The new administration seems to understand the financial situation; only time will tell if the solution to stimulate the economy will address the problems or kick the can again to a later administration.

DISCLOSURES

Past performance does not guarantee future results.

Opinions expressed are those of USA Mutuals Advisors, Inc. and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

This report is authorized for use when preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. For a complete list of Fund holdings, please see the Portfolio of Investments in this report.

Mutual fund investing involves risk; principal loss is possible.

The Fund will concentrate its net assets in vice industries, including the alcohol beverages, tobacco, gaming and defense/aerospace industries. The Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit and management risks, and the risk that a position could not be closed when most advantageous. Investing in derivatives could result in losing more than the amount invested. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The USA Mutuals Vice Fund is distributed by Quasar Distributors, LLC.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A and Class C shares only) and (2) ongoing costs, including advisory fees, distribution (12b-1) fees (Investor Class, Class A and Class C shares only) and other Fund expenses. If you purchase Class A shares of the Fund you will pay an initial maximum sales charge of up to 5.75% when you invest. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within 12 months of purchase. The Investor Class shares and Institutional Class shares of the Fund do not charge a sales load. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/16 – 3/31/17) for the Fund.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).

EXPENSE EXAMPLE (Unaudited) (Continued)

Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	October 1, 2016 -	Annualized
	October 1, 2016	March 31, 2017	March 31, 2017*	Expense Ratio
Based on Actual
Fund Returns
USA Mutuals Vice Fund
Institutional Class	$1,000.00	$1,058.40	$ 6.36	1.24%
Investor Class	1,000.00	1,056.70	7.64	1.49
Class A	1,000.00	1,056.60	7.64	1.49
Class C	1,000.00	1,052.90	11.46	2.24

*	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 182/365 to reflect the one half year period.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	October 1, 2016 -	Annualized
	October 1, 2016	March 31, 2017	March 31, 2017*	Expense Ratio
Based on Hypothetical
5% Yearly Returns
USA Mutuals Vice Fund
Institutional Class	$1,000.00	$1,018.75	$ 6.24	1.24%
Investor Class	1,000.00	1,017.50	7.49	1.49
Class A	1,000.00	1,017.50	7.49	1.49
Class C	1,000.00	1,013.76	11.25	2.24

*	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 182/365 to reflect the one half year period.

INVESTMENT HIGHLIGHTS (Unaudited)

Sector Breakdown % Total Investments

USA Mutuals Vice Fund

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Total Returns as of March 31, 2017*

				Average Annual
	Inception	Six	One	Three	Five	Ten	Since
	Date	Months	Year	Years	Years	Years	Inception
USA Mutuals Vice Fund
Institutional Class
(without
sales charge)	4/1/14	5.84%	12.47%	—	—	—	6.08%
Investor Class
(without
sales charge)	8/30/02	5.67%	12.15%	6.25%	11.46%	6.78%	10.08%
Class A (with
sales charge)*	12/8/11	-0.43%	5.73%	4.16%	10.13%	—	12.50%
Class A (without
sales charge)*	12/8/11	5.66%	12.17%	6.24%	11.44%	—	13.77%
Class C (with
sales charge)*	12/8/11	4.29%	10.32%	5.45%	10.61%	—	12.93%
Class C (without
sales charge)*	12/8/11	5.29%	11.32%	5.45%	10.61%	—	12.93%
S&P 500 Index		10.12%	17.17%	10.37%	13.30%	7.51%	10.12	%(1)
							8.92	%(2)
							15.44	%(3)

(1)	Return as of 4/1/2014 (Institutional Class inception).
(2)	Return as of 8/30/2002 (Investor Class inception).
(3)	Return as of 12/8/2011 (Class A and Class C inception).
*
Returns with sales charges reflect the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would be reduced.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. In the absence of the existing fee waivers, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The returns shown in the table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

USA Mutuals Vice Fund – Institutional Class

This chart assumes an initial gross investment of $10,000 made on April 1, 2014 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

USA Mutuals Vice Fund – Investor Class

This chart assumes an initial gross investment of $10,000 made on March 31, 2007.

Hypothetical Comparison of Change in Value of $10,000 Investment

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

USA Mutuals Vice Fund – Class A and Class C

This chart assumes an initial gross investment of $10,000 made on December 8, 2011 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

*	Assumes the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C.

PORTFOLIO OF INVESTMENTS

USA Mutuals Vice Fund
March 31, 2017

COMMON STOCKS 96.9%	Shares	Value
Aerospace & Defense 26.4%*
American Outdoor Brands Corp.(a)(c)	500,000	$9,905,000
The Boeing Co.(c)	30,000	5,305,800
General Dynamics Corp.(c)	37,000	6,926,400
Honeywell International Inc.	55,000	6,867,850
L3 Technologies, Inc.(c)	15,000	2,479,350
Lockheed Martin Corp.	20,000	5,352,000
Northrop Grumman Corp.(c)	27,500	6,540,600
Raytheon Co.(c)	60,000	9,150,000
Rolls-Royce Holdings PLC(a)(b)	99,651	941,388
Sturm, Ruger & Co., Inc.	21,000	1,124,550
United Technologies Corp.(c)	55,000	6,171,550
		60,764,488
Alcoholic Beverages 20.7%
AMBEV SA - ADR(b)(c)	388,200	2,236,032
Anheuser-Busch InBev SA/NV(b)	44,500	4,884,945
The Boston Beer Co., Inc.(a)	10,000	1,446,500
Brown-Forman Corp. - Class B	120,000	5,541,600
Carlsberg A/S(b)	28,000	2,585,752
Constellation Brands, Inc. - Class A(c)	50,000	8,103,500
Diageo PLC - ADR(b)	50,000	5,779,000
Hawaii Sea Spirits LLC - Class C(a)(e)(f)(h)	250,000	25,000
Heineken N.V.(b)	90,000	7,661,781
Molson Coors Brewing Co. - Class B	80,000	7,656,800
Pernod Ricard S.A.(b)	15,000	1,774,627
		47,695,537
Casinos, Gambling & Lotteries 27.0%*
Boyd Gaming Corp.(a)(c)	144,300	3,176,043
Churchill Downs Inc.	23,000	3,653,550
Galaxy Entertainment Group Ltd.(b)	1,300,000	7,117,674
Gaming and Leisure Properties, Inc.	35,967	1,202,017
International Game Technology(b)	31,232	740,198
Ladbrokes PLC(b)	686,511	1,111,285
Las Vegas Sands Corp.(c)	178,500	10,186,995
Melco Crown Entertainment Ltd. - ADR(b)(c)	290,900	5,393,286
MGM China Holdings Ltd.(b)	600,000	1,250,724

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Vice Fund
March 31, 2017

COMMON STOCKS 96.9%(Continued)	Shares	Value
Casinos, Gambling & Lotteries 27.0%* (Continued)
MGM Resorts International(c)	389,300	$10,666,820
Penn National Gaming, Inc.(a)	58,000	1,068,940
Sands China Ltd.(b)	724,800	3,357,499
SJM Holdings Ltd.(b)	750,000	609,921
William Hill PLC(b)	335,790	1,223,426
Wynn Macau, Ltd.(b)	874,600	1,780,373
Wynn Resorts, Ltd.(c)	83,200	9,535,552
		62,074,303
Tobacco Manufacturing 22.8%
Altria Group, Inc.(c)	170,300	12,162,826
British American Tobacco PLC - ADR(b)	100,000	6,632,000
Imperial Tobacco Group PLC(b)	210,000	10,174,403
Philip Morris International Inc.(c)	102,500	11,572,250
Reynolds American Inc.	175,000	11,028,500
Universal Corp.	10,500	742,875
Vector Group Ltd.	12,700	264,160
		52,577,014
Total Common Stocks (Cost $181,106,286)		223,111,342

PREFERRED STOCKS 2.3%
Alcoholic Beverages 2.3%
Hawaii Sea Spirits LLC - Class C(a)(e)(f)(h)	250,000	4,975,000
Zodiac Spirits, LLC - Class A(a)(e)(f)(g)(h)	5,000	375,000
Total Preferred Stocks (Cost $9,975,000)		5,350,000

	Principal
CORPORATE BOND 0.3%	Amount
Tobacco Manufacturing 0.3%
Bio Soil Enhancers, Inc.(e)(f)(h)
Maturity Date 11/24/2020, Coupon Rate 12.00%	$1,500,000	750,000
Total Corporate Bond (Cost $1,500,000)		750,000

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Vice Fund
March 31, 2017

WARRANTS 0.0%	Shares	Value
Bio Soil Enhancers, Inc.(a)(e)(f)(h)	150,000	$750
Total Warrants (Cost $0)		750

SHORT-TERM INVESTMENT 0.5%
Investment Company 0.5%
Fidelity Institutional Government Portfolio - Class I, 0.56%(d)	1,214,501	$1,214,501
Total Short-Term Investment (Cost $1,214,501)		1,214,501
Total Investments (Cost $193,795,787) 100.0%		230,426,593
Liabilities in Excess of Other Assets (0.0)%		(80,077)
TOTAL NET ASSETS 100.0%		$230,346,516

*	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of March 31, 2017 the fair value of collateral is $60,454,967.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of March 31, 2017.
(e)
Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At March 31, 2017, the value of these securities total $6,125,750 which represents 2.66% of total net assets.

(f)	Private Placement.
(g)	Affiliated Issuer. See Note 3.
(h)	Level 3 Security. See Note 2.
ADR – American Depositary Receipt.
PLC – Public Limited Company.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

USA Mutuals Vice Fund
March 31, 2017

WRITTEN CALL OPTIONS 0.9%	Contracts	Value
Altria Group, Inc.:
Expiration: June, 2017, Exercise Price: $77.50	1,376	$34,400
AMBEV SA:
Expiration: July, 2017, Exercise Price: $5.00	12	984
American Outdoor Brands Corp.:
Expiration: June, 2017, Exercise Price: $20.00	100	11,300
Expiration: June, 2017, Exercise Price: $21.00	1,400	102,200
Expiration: June, 2017, Exercise Price: $24.00	32	320
The Boeing Co.:
Expiration: April, 2017, Exercise Price: $160.00	104	178,880
Boyd Gaming Corp.:
Expiration: May, 2017, Exercise Price: $21.00	200	30,000
Expiration: June, 2017, Exercise Price: $21.00	100	17,000
Constellation Brands, Inc. - Class A:
Expiration: April, 2017, Exercise Price: $160.00	130	70,070
Expiration: April, 2017, Exercise Price: $165.00	95	27,550
Expiration: July, 2017, Exercise Price: $170.00	5	2,670
General Dynamics Corp.:
Expiration: May, 2017, Exercise Price: $195.00	100	17,000
Las Vegas Sands Corp.:
Expiration: April, 2017, Exercise Price: $55.00	200	51,200
Expiration: May, 2017, Exercise Price: $57.50	313	61,974
L3 Technologies, Inc.:
Expiration: April, 2017, Exercise Price: $175.00	100	4,000
Melco Crown Entertainment Ltd.:
Expiration: April, 2017, Exercise Price: $17.68	250	29,000
Expiration: July, 2017, Exercise Price: $17.68	250	46,250
Expiration: July, 2017, Exercise Price: $18.68	750	104,250
Expiration: July, 2017, Exercise Price: $19.68	539	55,248
MGM Resorts International:
Expiration: April, 2017, Exercise Price: $30.00	475	2,375
Expiration: May, 2017, Exercise Price: $28.00	550	55,550
Expiration: May, 2017, Exercise Price: $29.00	213	12,993
Expiration: June, 2017, Exercise Price: $28.00	250	28,000
Expiration: June, 2017, Exercise Price: $29.00	500	40,000
Northrop Grumman Corp.:
Expiration: May, 2017, Exercise Price: $250.00	100	15,500

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN (Continued)

USA Mutuals Vice Fund
March 31, 2017

WRITTEN CALL OPTIONS 0.9%(Continued)	Contracts	Value
Philip Morris International Inc.:
Expiration: June, 2017, Exercise Price: $105.00	175	$160,825
Expiration: June, 2017, Exercise Price: $110.00	100	51,000
Expiration: June, 2017, Exercise Price: $115.00	700	163,800
Raytheon Co.:
Expiration: May, 2017, Exercise Price: $160.00	200	18,400
United Technologies Corp.:
Expiration: May, 2017, Exercise Price: $115.00	150	14,850
Wynn Resorts, Ltd.:
Expiration: June, 2017, Exercise Price: $105.00	100	125,000
Expiration: June, 2017, Exercise Price: $110.00	600	585,000
Total Written Call Options (Premiums received $1,588,835)		$2,117,589

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	USA Mutuals Vice Fund
March 31, 2017

ASSETS
Investments, at cost
Unaffiliated issuers	$188,795,787
Affiliated issuers (Note 3)	5,000,000
Investments, at value
Unaffiliated issuers	$230,051,593
Affiliated issuers (Note 3)	375,000
Due from brokers	1,888,119
Income receivable	639,023
Receivable for capital shares sold	185,016
Receivable for investments sold	759,205
Other assets	46,045
TOTAL ASSETS	233,944,001
LIABILITIES
Written options, at value (premiums received of $1,588,835) (Note 2)	2,117,589
Payable for distribution fees	102,202
Payable to affiliates	55,435
Payable to Trustees	7,734
Payable to Advisor	173,622
Payable for capital shares redeemed	98,594
Payable for investments purchased	969,585
Accrued expenses and other liabilities	72,724
TOTAL LIABILITIES	3,597,485
NET ASSETS	$230,346,516

Net assets consist of:
Paid-in capital	$196,492,435
Accumulated net investment income	876,151
Accumulated net realized loss	(3,124,786)
Net unrealized appreciation (depreciation) on:
Investments	36,631,470
Written options	(528,754)
NET ASSETS	$230,346,516

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Continued)	USA Mutuals Vice Fund
March 31, 2017

Institutional Class:
Net assets	$3,161,003
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	109,968
Net asset value, redemption price and offering price per share	$28.74

Investor Class:
Net assets	$194,217,113
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	6,826,117
Net asset value, redemption price and offering price per share	$28.45

Class A:
Net assets	$16,253,845
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	573,643
Net asset value, redemption price and minimum offering price per share
(may be subject to contingent deferred sales charge)(1)	$28.33
Maximum offering price per share (net asset value
per share divided by 0.9425)(2)	$30.06

Class C:
Net assets	$16,714,555
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	599,957
Net asset value, redemption price and offering price per share
(may be subject to contingent deferred sales charge)(3)	$27.86

(1)	A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 18 months of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	A CDSC of 1.00% may be charged on shares redeemed within 12 months of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations	USA Mutuals Vice Fund
For the Year Ended March 31, 2017

INVESTMENT INCOME
Dividend income (Net of foreign withholding tax of $47,589)	$5,675,114
Interest income	189,083
TOTAL INVESTMENT INCOME	5,864,197

EXPENSES
Advisory fees (Note 3)	2,165,782
Distribution fees - Investor Class (Note 3)	481,460
Distribution fees - Class A (Note 3)	43,121
Distribution fees - Class C (Note 3)	172,630
Administration, fund accounting and custody fees (Note 3)	259,615
Transfer agent fees and expenses (Note 3)	163,401
Federal and state registration fees	55,940
Reports to shareholders	48,595
Legal fees	29,369
Trustees’ fees and related expenses	28,829
Chief compliance officer fees and expenses	28,652
Audit fees	22,518
Other expenses	35,280
TOTAL EXPENSES BEFORE BROKER EXPENSE	3,535,192
Broker expense	127
TOTAL EXPENSES	3,535,319
Less waivers by Advisor (Note 3)	(11,092)
NET EXPENSES	3,524,227
NET INVESTMENT INCOME	2,339,970

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTION CONTRACTS
Net realized gain (loss) from security transactions:
Investments and foreign currency transactions	33,581,389
Purchased options (Note 2)	(600,177)
Written options (Note 2)	4,591,954
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency translation	(13,676,593)
Purchased options (Note 2)	127,314
Written options (Note 2)	(475,379)
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND OPTION CONTRACTS	23,548,508
NET INCREASE IN NET ASSETS FROM OPERATIONS	$25,888,478

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	USA Mutuals Vice Fund

	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
FROM OPERATIONS
Net investment income	$2,339,970	$2,407,895
Net realized gain (loss) on:
Investments and foreign currency transactions	33,581,389	22,357,299
Purchased options	(600,177)	—
Written options	4,591,954	2,844,245
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency translation	(13,676,593)	(12,324,303)
Purchased options	127,314	(127,314)
Written options	(475,379)	(392,022)
Net increase in net assets from operations	25,888,478	14,765,800

FROM DISTRIBUTIONS
Net investment income:
Institutional Class	(9,230)	(820)
Investor Class	(2,634,676)	(2,411,050)
Class A	(235,548)	(261,180)
Class C	(53,392)	(152,801)
Net realized gain:
Institutional Class	(219,519)	—
Investor Class	(30,540,826)	—
Class A	(2,749,600)	—
Class C	(2,770,685)	—
Net decrease in net assets from distributions paid	(39,213,476)	(2,825,851)

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	41,158,367	25,236,868
Net asset value of shares issued in reinvestment of
distributions to shareholders	37,013,448	2,579,465
Payments for shares redeemed	(57,568,380)	(77,702,639)
Redemption fees	—	10,750
Other transactions(1)	4,162	33,726
Net increase (decrease) in net assets
from capital share transactions	20,607,597	(49,841,830)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,282,599	(37,901,881)

NET ASSETS
Beginning of year	223,063,917	260,965,798
End of year (including accumulated net investment
income of $876,151 and $1,671,845, respectively)	$230,346,516	$223,063,917

(1)	Reimbursement from USA Mutuals Advisors, Inc. due to NAV error.

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2017	2016	2015(1)
Net Asset Value, Beginning of Year	$30.94	$29.30	$29.77
Income (loss) from investment operations:
Net investment income(2)	0.52	0.47	0.50
Net realized and unrealized
gain (loss) on investments	2.92	1.57	(0.76	)(5)
Total from investment operations	3.44	2.04	(0.26)
Less distributions paid:
From net investment income	(0.55)	(0.40)	(0.21)
From net realized gain on investments	(5.09)	—	—
Total distributions	(5.64)	(0.40)	(0.21)
Net Asset Value, End of Year	$28.74	$30.94	$29.30
Total Return	12.47%	7.07%	(0.89)%

Supplemental Data and Ratios:
Net assets at end of year (000’s)	$3,161	$123	$41
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	1.27%	1.23%	1.19%
After waiver and expense reimbursement(3)	1.24%	1.23%	1.19%
Ratio of net investment income
to average net assets:
Before waiver and expense reimbursement	1.74%	1.58%	1.68%
After waiver and expense reimbursement(3)	1.77%	1.58%	1.68%
Portfolio turnover rate(4)	56.05%	58.27%	77.77%

(1)	The USA Mutuals Vice Fund Institutional Class shares commenced operations on April 1, 2014.
(2)	Calculated using the average shares outstanding method.
(3)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2017, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding interest on any borrowings by the Fund, taxes, interest and dividends on short sales, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, sub-transfer agency fees, or any other class specific expenses) do not exceed 1.24%.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$30.64	$29.05	$29.40	$24.39	$20.95
Income (loss) from investment operations:
Net investment income	0.33 (1)	0.33 (1)	0.37 (1)	0.41 (1)	0.30 (2)
Net realized and unrealized
gain (loss) on investments	3.00	1.61	(0.33)	4.91	3.32
Total from investment operations	3.33	1.94	0.04	5.32	3.62
Less distributions paid:
From net investment income	(0.43)	(0.35)	(0.40)	(0.31)	(0.18)
From net realized gain on investments	(5.09)	—	—	—	—
Total distributions	(5.52)	(0.35)	(0.40)	(0.31)	(0.18)
Paid-in capital from
redemption fees (Note 2)	—	0.00 (3)	0.01	0.00 (3)	0.00 (3)
Net Asset Value, End of Year	$28.45	$30.64	$29.05	$29.40	$24.39
Total Return	12.15%	6.79%	0.13%	22.12%	17.44%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class (Continued)	USA Mutuals Vice Fund

	Year Ended March 31,
	2017	2016	2015	2014	2013
Supplemental Data and Ratios:
Net assets at end of year (000’s)	$194,217	$187,344	$217,848	$248,982	$126,488
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.49%	1.48%	1.44%	1.47%	1.64%
After waiver and
expense reimbursement(4)	1.49%	1.48%	1.44%	1.47%	1.64%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	1.08%	1.13%	1.27%	1.51%	1.60%
After waiver and
expense reimbursement(4)	1.08%	1.13%	1.27%	1.51%	1.60%
Portfolio turnover rate(5)	56.05%	58.27%	77.77%	166.95%	11.90%

(1)	Calculated using the average shares outstanding method.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2017, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding interest on any borrowings by the Fund, taxes, interest and dividends on short sales, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, sub-transfer agency fees, or any other class specific expenses) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016 to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Investor Class shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Investor Class shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$30.52	$28.94	$29.30	$24.33	$20.94
Income (loss) from investment operations:
Net investment income	0.32 (1)	0.32 (1)	0.38 (1)	0.46 (1)	0.24 (2)
Net realized and unrealized
gain (loss) on investments	3.00	1.62	(0.34)	4.85	3.36
Total from investment operations	3.32	1.94	0.04	5.31	3.60
Less distributions paid:
From net investment income	(0.42)	(0.36)	(0.40)	(0.34)	(0.21)
From net realized gain on investments	(5.09)	—	—	—	—
Total distributions	(5.51)	(0.36)	(0.40)	(0.34)	(0.21)
Paid-in capital from
redemption fees (Note 2)	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Year	$28.33	$30.52	$28.94	$29.30	$24.33
Total Return(4)	12.17%	6.79%	0.11%	22.10%	17.40%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A (Continued)	USA Mutuals Vice Fund

	Year Ended March 31,
	2017	2016	2015	2014	2013
Supplemental Data and Ratios:
Net assets at end of year (000’s)	$16,254	$18,219	$22,985	$20,626	$3,033
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.49%	1.48%	1.44%	1.47%	1.64%
After waiver and
expense reimbursement(5)	1.49%	1.48%	1.44%	1.47%	1.64%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	1.07%	1.11%	1.30%	1.68%	1.60%
After waiver and
expense reimbursement(5)	1.07%	1.11%	1.30%	1.68%	1.60%
Portfolio turnover rate(6)	56.05%	58.27%	77.77%	166.95%	11.90%

(1)	Calculated using the average shares outstanding method.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	Based on net asset value, which does not reflect the sales charge.
(5)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2017, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding interest on any borrowings by the Fund, taxes, interest and dividends on short sales, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, sub-transfer agency fees, or any other class specific expenses) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016 to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Class A shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Class A shares.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2017	2016	2015		2014	2013
Net Asset Value, Beginning of Year	$30.00	$28.54	$28.97		$24.16	$20.90
Income (loss) from investment operations:
Net investment income	0.10 (1)	0.11 (1)	0.16	(1)	0.26 (1)	0.17 (2)
Net realized and unrealized
gain (loss) on investments	2.94	1.58	(0.33	)(3)	4.80	3.26
Total from investment operations	3.04	1.69	(0.17)		5.06	3.43
Less distributions paid:
From net investment income	(0.09)	(0.23)	(0.26)		(0.25)	(0.17)
From net realized gain on investments	(5.09)	—	—		—	—
Total distributions	(5.18)	(0.23)	(0.26)		(0.25)	(0.17)
Paid-in capital from
redemption fees (Note 2)	—	0.00 (4)	0.00	(4)	0.00 (4)	0.00 (4)
Net Asset Value, End of Year	$27.86	$30.00	$28.54		$28.97	$24.16
Total Return(5)	11.32%	6.00%	(0.61)%		21.15%	16.56%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C (Continued)	USA Mutuals Vice Fund

	Year Ended March 31,
	2017	2016	2015	2014	2013
Supplemental Data and Ratios:
Net assets at end of year (000’s)	$16,715	$17,378	$20,092	$15,748	$3,159
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	2.24%	2.23%	2.19%	2.22%	2.39%
After waiver and
expense reimbursement(6)	2.24%	2.23%	2.19%	2.22%	2.39%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	0.32%	0.38%	0.57%	0.94%	0.85%
After waiver and
expense reimbursement(6)	0.32%	0.38%	0.57%	0.94%	0.85%
Portfolio turnover rate(7)	56.05%	58.27%	77.77%	166.95%	11.90%

(1)	Calculated using the average shares outstanding method.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.
(4)	Less than one cent per share.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2017, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding interest on any borrowings by the Fund, taxes, interest and dividends on short sales, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, sub-transfer agency fees, or any other class specific expenses) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 2.24% of average net assets of the Fund for Class C shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 2.60% of average net assets of the Fund for Class C shares.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2017

(1)	Organization

USA Mutuals (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The USA Mutuals Vice Fund (“Vice Fund” or “Fund”) represents a distinct portfolio with its own investment objective and policies within the Trust. The Vice Fund is a diversified fund. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Vice Fund is currently authorized to offer Class A, Class C, Institutional Class and Investor Class shares. The four classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund’s prospectus. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within 12 months of purchase, in accordance with the Fund’s prospectus. The contingent deferred sales charge for these Class C shares is based on the net asset value (“NAV”) of the shares at the time of purchase. Investor Class and Institutional Class shares are no-load shares.

The following table presents the class-specific commencement of operations dates for the Vice Fund:

Commencement of Operations

Institutional Class	Investor Class
April 1, 2014	August 30, 2002

Class A	Class C
December 8, 2011	December 8, 2011

The Vice Fund is managed by USA Mutuals Advisors, Inc. (the “Advisor”).

The investment objective of the Vice Fund is long-term growth of capital.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Vice Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Vice Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

(a) Investment Valuation
Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange. Exchange traded securities and funds for which there were no transactions are valued at the latest bid prices. Mutual funds are valued at their respective NAVs.

All equity securities that are listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean in accordance with prices furnished by a pricing service, subject to review by the Vice Fund’s Advisor. Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value or if the value of a security held by the Fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), may be valued at their fair value as determined by the Advisor under the supervision of the Fund’s Board of Trustees. When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and the lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non-exchange traded options will also be valued at the mean between bid and asked prices. Non-exchange traded options and options valued using mean prices when there were no trades as of measurement date will be classified as Level 2 investments. “Fair value” of other private options are valued by the Valuation Committee under the supervision of the Vice Fund’s Board of Trustees.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV on the valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern Time.

The Vice Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on quoted prices for investments in active markets that the Vice Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 –	Valuations based on significant unobservable inputs (including the Vice Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Vice Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the Valuation Committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. A majority of Level 3 investments as of March 31, 2017 are in the craft liquor industry. Inputs may include market information related to valuations of similar companies (generally based on cases sold), specific case sale information for each company, financial statements and other factors provided by the underlying companies. The valuation methodology used for the year ended March 31, 2017, considered cases sold, business plan forecasts compared to actual results, and the implementation of specific sales strategies. This approach is sensitive to changes in case sales and financial information. A decrease in these estimates and inputs would cause fair value to decrease. The Vice Fund also owns a corporate bond and warrants issued by Bio Soil Enhancers, Inc. The company is in the microbial soil enhancement industry. Valuation of the warrants uses the Black Scholes option valuation model, while the debt security is valued based on the provided financial information. Future sales of Bio Soil Enhancers, Inc. will influence the price of the debt securities, as

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

will history of monthly coupon payments. Because of the inherent uncertainty of valuations utilizing the above procedures, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Vice Fund’s investments and options written as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$223,086,342	$—	$25,000	$223,111,342
Preferred Stocks	—	—	5,350,000	5,350,000
Corporate Bond	—	—	750,000	750,000
Warrants	—	—	750	750
Short-Term Investment	1,214,501	—	—	1,214,501
Total*	$224,300,843	$—	$6,125,750	$230,426,593
Options Written	$(1,879,461)	$(238,128)	$—	$(2,117,589)

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund. It is the Fund’s policy to recognize transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

The following is a reconciliation of the Vice Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2017:

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

Investments in Securities
Year Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	March 31, 2017
Fair Value as of March 31, 2016	$7,250,750
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(1,125,000)
Purchases	—
Sales	—
Transfer into Level 3*	—
Transfer out of Level 3*	—
Fair Value as of March 31, 2017	$6,125,750
Total change in net unrealized (depreciation) relating to Level 3
investments still held at March 31, 2017	$(1,125,000)

*	Transfers between levels are recognized at the end of the reporting period.

The following is a summary of quantitative information about significant unobservable valuation inputs for the Vice Fund for Level 3 Fair Value Measurements for investments held as of March 31, 2017:

	Fair Value as of	Valuation	Unobservable
Investments	March 31, 2017	Technique	Inputs
Hawaii Sea Spirits LLC –		Discounted	Projected
Class C – Common	$25,000	Cash Flow	Case Sales
Hawaii Sea Spirits LLC –		Discounted	Projected
Class C – Preferred	$4,975,000	Cash Flow	Case Sales
Zodiac Spirits, LLC –		Discounted	Projected
Class A – Preferred	$375,000	Cash Flow	Case Sales
Bio Soil Enhancers, Inc. –			Projected
Corporate Bond	$750,000	Cash Flow	Revenue
Bio Soil Enhancers, Inc. –			Projected
Warrants	$750	Black Scholes	Revenue Multiple

(b) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

Management has reviewed the Fund’s tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions. As of and during the year ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. The statute of limitations on the Fund’s tax returns remains open for the years ended March 31, 2014 through March 31, 2017.

As of March 31, 2017, the components of accumulated earnings on a tax basis for the Vice Fund were as follows:

Cost basis of investments for
federal income tax purposes	$201,705,942
Gross tax unrealized appreciation	$52,133,281
Gross tax unrealized depreciation	(23,411,966)
Net tax unrealized appreciation (depreciation)	28,721,315
Undistributed ordinary income	2,958,208
Undistributed long-term gains	3,027,833
Total distributable earnings	5,986,041
Other accumulated losses	(853,275)
Total accumulated gains (losses)	$33,854,081

The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales, straddles, basis adjustments, and other temporary differences.

At March 31, 2017, the Fund did not have any capital loss carryforwards.

(c) Distributions to Shareholders
The Vice Fund will distribute any net investment income and any net realized long- or short- term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (“equalization”). The tax character of distributions paid by the Fund during the year ended March 31, 2017 and year ended March 31, 2016 were as follows:

Year Ended		Year Ended
March 31, 2017		March 31, 2016
	Long-Term		Long-Term
Ordinary	Capital	Ordinary	Capital
Income	Gains	Income	Gains
$8,655,099	$30,558,377	$2,825,851	$—

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

(d) Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e) Share Valuation
The NAV per share of the Vice Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

(f) Short Positions
The Vice Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2(a) above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short. During the year ended March 31, 2017, the Fund was not invested in short positions.

(g) Options
The Vice Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. An option that is purchased or written by the Fund is generally valued at the composite price based on the last trade on a given business day or, if there are no trades for the option, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non-exchange traded options will also be valued at the mean between bid and asked prices. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Vice Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with the Fund’s investment objective. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.

The following tables present derivative assets and liabilities net of amounts available for offset under Master Netting Agreements (“MNA”) and net of related collateral received or pledged, if any, as of March 31, 2017:

Gross Amounts Not Offset in the Statement of Assets and
Liabilities and Subject to MNA

Liabilities:		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
		in the	in the	offset in the Statement
	Gross	Statement	Statement	of Assets and Liabilities
	Amounts of	of	of		Collateral
	Recognized	Assets and	Assets and	Financial	(Pledged)/	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	Received	Amount
Vice Fund
Written Options	$2,117,589	$ —	$2,117,589	$(2,117,589)	$ —	$ —

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

The number of option contracts written and the premiums received by the Vice Fund during the year ended March 31, 2017 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	15,674	$2,697,970
Options written	104,743	13,393,585
Options expired	(24,141)	(3,047,822)
Options covered	(62,621)	(8,887,179)
Options exercised	(23,486)	(2,567,719)
Options outstanding, end of year	10,169	$1,588,835

The number of option contracts purchased and the premiums paid by the Vice Fund during the year ended March 31, 2017 were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of year	1,000	$636,314
Options purchased	2,678	681,830
Options sold	(2,300)	(1,310,302)
Options expired	(1,378)	(7,842)
Options outstanding, end of year	—	$—

The following is a summary of the fair value of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2017:

Derivative Investment Type	Value	Location
Liability Derivatives
Vice Fund
Written Options – equity contracts	$(2,117,589)	Written options, at value

The following is a summary of the effect of derivative investments on the Statement of Operations for the year ended March 31, 2017:

	Realized Gain
Derivative Investment Type	(Loss) on Options	Location
Vice Fund
Written Options –	$4,591,954	Net realized gain (loss)
equity contracts		from written options

Purchased Options –	$(600,177)	Net realized gain (loss)
equity index contracts		from purchased options

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

	Change in
	Unrealized
	Appreciation/
	Depreciation
Derivative Investment Type	on Options	Location
Vice Fund
Written Options –	$(475,379)	Change in net unrealized
equity contracts		appreciation/depreciation
		on written options

Purchased Options –	$127,314	Change in net unrealized
equity index contracts		appreciation/depreciation
		on purchased options

(h) Other
Investment transactions and shareholder transactions are accounted for on the trade date. The Vice Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Expenses incurred by the Fund that do not relate to a specific Class are allocated to the individual Class based on the Class’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

(i) Foreign Currency Translation
Values of investments denominated in foreign currencies are translated to U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The Vice Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of the securities held. Such gains or losses are included with the net realized and unrealized gain or loss from investments, as appropriate.

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

Foreign securities may involve more risks than those associated with U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self- sufficiency. Additional risks include currency fluctuations, political and economic instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets.

(j) Reclassifications of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share.

For the year ended March 31, 2017, the following table shows the reclassifications made primarily related to equalization:

	Accumulated	Accumulated
	Net Investment	Net Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
Vice Fund	$(202,818)	$(4,365,205)	$4,568,023

(k) Subsequent Events
In preparing these financial statements, management has performed an evaluation of subsequent events after March 31, 2017 through the date the financial statements were issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in the financial statements.

(3)	Transactions with Affiliates

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom officers of the Trust are affiliated, to furnish investment advisory services to the Vice Fund.

Under the terms of the Agreement, the Advisor is entitled to receive a fee as follows:

Annual Advisory Fee
as a Percentage of the	Management Fees for
Average Daily Net	the Year Ended
Assets of the Fund	March 31, 2017
0.95%	$2,165,782

Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2017, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding interest on any borrowings by the Fund, taxes, interest and dividends on short sales, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, sub-transfer agency fees, or any other class specific expenses) do not exceed 1.24%.

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the fee was waived or reimbursed. Expenses will only be recouped if the current expense ratio is lower than the expense cap in place at the time such expense was waived.

The Vice Fund waived expenses of $11,092 during the year ended March 31, 2017. This amount is subject to potential recoupment expiring in 2020.

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.

For the year ended March 31, 2017, the Vice Fund incurred the following fees for administration, fund accounting, custody fees and transfer agent fees and expenses:

Administration, Fund
Accounting, and	Transfer Agent Fees
Custody Fees for the	and Expenses for the
Year Ended	Year Ended
March 31, 2017	March 31, 2017
$259,615	$163,401

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Vice Fund which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for Investor Class shares and 1.00% for Class C shares for services to prospective Fund shareholders and distribution of Fund shares. Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee up to 0.50% for Class A shares. For the 12-month period covered by this report, the Fund’s Board of Trustees has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares. The expenses covered by the 12b-1 Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the 12b-1 Plan will represent compensation for distribution and service activities. Quasar Distributors, LLC is affiliated with a Trustee of the Trust, U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.

For the year ended March 31, 2017, the amounts accrued in the Vice Fund were as follows:

Distribution Plan Accruals
Investor Class	Class A	Class C
$481,460	$43,121	$172,630

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

The following issuer was affiliated with the Vice Fund, as the Fund held 5% or more of the outstanding voting securities of the issuer during the year ended March 31, 2017. Michael Loukas, President of the Trust, represents a Series A Preferred Member on the Board of Managers of Zodiac Spirits, LLC. See Section 2(a)(3) of the 1940 Act.

	Share			Share
	Balance			Balance
	At			At			Cost At	Value At
	April 1,			Mar. 31,	Dividend	Realized	Mar. 31,	Mar. 31,
Issuer Name	2016	Additions	Reductions	2017	Income	Gain/Loss	2017	2017
Zodiac
Spirits,
LLC –
Class A	5,000	—	—	5,000	$—	$—	$5,000,000	$375,000

(4)	Capital Share Transactions

Transactions in shares of the Vice Fund Institutional Class were as follows:

	Year Ended		Year Ended
	March 31, 2017		March 31, 2016
	Amount	Shares	Amount	Shares
Beginning shares		3,962		1,387
Shares sold	$3,752,586	125,688	$92,038	3,109
Shares issued to holders
in reinvestment
of distributions	215,124	8,004	687	24
Shares redeemed	(847,743)	(27,686)	(16,267)	(558)
Net increase	$3,119,967	106,006	$76,458	2,575
Ending shares		109,968		3,962

Transactions in shares of the Vice Fund Investor Class were as follows:

	Year Ended		Year Ended
	March 31, 2017		March 31, 2016
	Amount	Shares	Amount	Shares
Beginning shares		6,114,165		7,499,622
Shares sold	$33,086,488	1,092,373	$21,811,892	756,049
Shares issued to holders
in reinvestment
of distributions	31,638,210	1,179,686	2,229,107	78,600
Shares redeemed	(46,609,737)	(1,560,107)	(64,733,415)	(2,220,106)
Other transactions(1)	—	—	29,863	—
Net increase (decrease)	$18,114,961	711,952	$(40,662,553)	(1,385,457)
Ending shares		6,826,117		6,114,165

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

Transactions in shares of the Vice Fund Class A were as follows:

	Year Ended		Year Ended
	March 31, 2017		March 31, 2016
	Amount	Shares	Amount	Shares
Beginning shares		596,902		794,229
Shares sold	$2,580,695	84,738	$2,254,878	77,212
Shares issued to holders
in reinvestment
of distributions	2,613,390	97,861	214,860	7,606
Shares redeemed	(6,150,480)	(205,858)	(8,184,320)	(282,145)
Other transactions(1)	3,681	—	2,704	—
Net decrease	$(952,714)	(23,259)	$(5,711,878)	(197,327)
Ending shares		573,643		596,902

Transactions in shares of the Vice Fund Class C were as follows:

	Year Ended		Year Ended
	March 31, 2017		March 31, 2016
	Amount	Shares	Amount	Shares
Beginning shares		579,315		704,023
Shares sold	$1,738,598	57,582	$1,078,060	37,415
Shares issued to holders
in reinvestment
of distributions	2,546,724	97,349	134,811	4,828
Shares redeemed	(3,960,420)	(134,289)	(4,757,887)	(166,951)
Other transactions(1)	481	—	1,159	—
Net increase (decrease)	$325,383	20,642	$(3,543,857)	(124,708)
Ending shares		599,957		579,315
Total increase (decrease)
for the Fund	$20,607,597		$(49,841,830)

(1)	Reimbursement from USA Mutuals Advisors, Inc. due to NAV error.

(5)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and option transactions for the Vice Fund for the year ended March 31, 2017 are summarized below:

Purchases	$125,928,367
Sales	125,454,846

There were no purchases or sales of U.S. government securities in the Fund during the year ended March 31, 2017.

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

(6)	Credit Facility

U.S. Bank, N.A. has made available to the Vice Fund an unsecured credit facility pursuant to a Loan and Security Agreement for the Fund which matures, unless renewed, on March 6, 2018. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, covenants, and the right of setoff on the Fund’s assets, in connection with shareholder redemptions. The Vice Fund may borrow up to the lesser of $8,500,000 or certain percentage amounts based on the net assets of the Fund.

The interest rate paid by the Vice Fund on outstanding borrowings is equal to the Prime Rate. As of March 31, 2017, the Prime Rate was 4.00%. During the year ended March 31, 2017, the Fund did not borrow from the credit facility.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of USA Mutuals Vice Fund and
Board of Trustees of USA Mutuals

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and schedule of options written, of USA Mutuals comprising USA Mutuals Vice Fund (the “Fund”) as of March 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USA Mutuals Vice Fund as of March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 26, 2017

ADDITIONAL INFORMATION (Unaudited)

Information about Trustees

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-866-264-8783.

Non-Interested Trustees

		Term of	Principal	Number of	Other
	Position	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Michael D. Akers, Ph.D.	Independent	Indefinite term;	Professor and	1	Independent
615 E. Michigan Street	Trustee	Since 2001	Chair, Department		Trustee, Trust for
Milwaukee, WI 53202			of Accounting,		Professional
Age: 61			Marquette		Managers (an
			University		open-end investment
			(2004 - present)		company with
thirty-five
portfolios)

Gary A. Drska	Independent	Indefinite term;	Pilot, Frontier/	1	Independent
615 E. Michigan Street	Trustee	Since 2001	Midwest Airlines		Trustee, Trust for
Milwaukee, WI 53202			(Airline Company)		Professional
Age: 60			(1986 - present)		Managers (an
open-end investment
company with
thirty-five
portfolios)

Interested Trustee and Officers

		Term of	Principal	Number of	Other
	Position(s)	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Joseph C. Neuberger*	Trustee	Indefinite term;	Chief Operating	1	Trustee, Trust for
615 E. Michigan Street	and	Since 2001	Officer (2016 -		Professional
Milwaukee, WI 53202	Chairperson		present); Executive		Managers (an
Age: 54			Vice President,		open-end
			U.S. Bancorp Fund		investment
			Services, LLC		company with
			(1994 - 2016)		thirty-five
portfolios); Trustee,
Buffalo Funds (an
open-end investment
company with
ten portfolios)

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

ADDITIONAL INFORMATION (Unaudited) (Continued)

Interested Trustee and Officers (Continued)

		Term of	Principal
	Position(s)	Office and	Occupation
Name,	Held with	Length of	During Past
Address and Age	the Trust	Time Served	Five Years
Michael N. Loukas	President	Indefinite term;	President, USA Mutuals Advisors, Inc. (July 2016 -
Plaza of the Americas		Since 2016	present); Managing Principal, WaveFront Capital
700 N. Pearl Street,			Management, L.P. (2013 - July 2016); Head of
Suite 900			Marketing, Evolution Realty Capital (2011 - 2013),
Dallas, TX 75201			Thompson National Properties, and Northern California
Age: 43			and Nevada at Security Benefit Group (2007 - 2011)

Gerald Sullivan	Treasurer	Indefinite term;	Treasurer, USA Mutuals Advisors, Inc. (February 2013 -
Plaza of the Americas		Since 2013	present); Portfolio Manager, USA Mutuals Advisors,
700 N. Pearl Street,			Inc. (June 2011 - present); President, Industry Leaders
Suite 900			Fund (March 1999 - November 2008) and (August 2009 -
Dallas, TX 75201			June 2012); CFO, Claramont Investment Partners
Age: 56			(February 1995 - present); Acting CEO, Perftech Inc.
(October 2011 – December 31, 2014); CFO, The
Roadhouse Group LLC (February 1995 - present)

Emily R. Enslow	Secretary	Indefinite term;	Assistant Vice President, U.S. Bancorp Fund Services,
615 E. Michigan Street		Since 2015	LLC (July 2013 - present); Proxy Voting Coordinator and
Milwaukee, WI 53202			Class Action Administrator, Artisan Partners Limited
Age: 30			Partnership (September 2012 - July 2013); Legal
Internship, Artisan Partners Limited Partnership
(February 2012 - September 2012); J.D. Candidate,
Marquette University Law School (2009-2012)

Ann Marie Swanson	Chief	Indefinite term;	Director, Alaric Compliance Services (2015 - present);
Plaza of the Americas	Compliance	Since 2017	Vice President / Chief Compliance Officer, Thomas
700 N. Pearl Street,	Officer		Partners Investment Management (2013 - 2015);
Suite 900			Senior Vice President / Chief Compliance Officer,
Dallas, TX 75201			Aletheia Research and Management (2010 - 2013)
Age: 51

Tax Information
The Vice Fund designates 61.29% of its ordinary income distribution for the year ended March 31, 2017 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended March 31, 2017, 51.78% of the dividends paid from net ordinary income for the Vice Fund qualifies for the dividends received deduction available to corporate shareholders.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Vice Fund was 66.11% for the year ended March 31, 2017.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Vice Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PRIVACY POLICY (UNAUDITED)

The Fund collects non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We also disclose that information to unaffiliated third parties (such as to the investment advisor to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing services to you. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Not part of the annual report.

USA Mutuals
USA Mutuals Vice Fund

Investment Advisor	USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202-5615

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer.  The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The Registrant’s code of ethics is incorporated herein by reference to its Form N-CSR filed on June 9, 2014.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael D. Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “All other fees” refer to the aggregate fees billed for products and services provided by the principal accountant other than “Audit fees”, “Audit-related fees” and “Tax fees”.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2017	FYE 3/31/2016
Audit Fees	$20,000	$67,000
Audit-Related Fees	$0	$0
Tax Fees	$2,500	$12,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2017	FYE 3/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2017	FYE 3/31/2016
Registrant	$2,500	$12,500
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant’s independent trustees serve as its nominating committee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Previously filed with the Form N-CSR filed June 9, 2014 and incorporated herein by reference.

(2) A separate certification for each President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USA Mutuals

By (Signature and Title)      /s/Michael Loukas
Michael Loukas, President

Date    June 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Michael Loukas
Michael Loukas, President

Date    June 1, 2017

By (Signature and Title)      /s/Gerald Sullivan
Gerald Sullivan, Treasurer

Date    June 1, 2017